Leases - Summary of Quantitative Information About Leases (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Sub-lease receivable
Subleases receivable	R$ 2,843	R$ 0
Current	1,500	0
Non-current	1,343	0
Right of use assets
Right-of-use assets	70,136	69,329
Lease liabilities
Lease liabilities	(86,211)	(85,544)
Current	(24,147)	(22,304)
Non-current	(62,064)	(63,240)
Rio de Janeiro Office - BM 336 [Member]
Sub-lease receivable
Subleases receivable	2,843	0
Right of use assets
Right-of-use assets	55,758	61,907
Lease liabilities
Lease liabilities	(70,538)	(76,996)
São Paulo Office – JRA [Member]
Right of use assets
Right-of-use assets	12,682	4,700
Lease liabilities
Lease liabilities	(13,701)	(5,444)
NY Office - third Avenue [Member]
Right of use assets
Right-of-use assets	1,696	2,722
Lease liabilities
Lease liabilities	R$ (1,972)	R$ (3,104)